Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax - Tax Expense Attributable To Earnings Details 6
Income before income taxes	$ 3,395	$ 3,181	$ 73
Income tax benefit/ (expense) on pretax income at statutory rate	(560)	(525)	(12)
Effect of different tax rates of subsidiary operating in other jurisdictions	(52)	(95)	(233)
Profit not subject to income tax	472	387	542
Expenses not deductible for income tax purposes	(686)	(255)	(336)
Increase / (decrease) in valuation allowance	(189)		3,606
Reversal of provision from conclusion of tax review with tax authorities			2,595
Tax expense from conclusion of tax review with tax authorities			(1,545)
Under provision of prior year	5
Utilization of tax losses recognized/(tax losses recognized)	410	178	(3,580)
Total income tax credit / (expense)	$ (600)	$ (310)	$ 1,037